UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 04527)

Exact name of registrant as specified in charter: Putnam Minnesota Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2006

Date of reporting period: February 28, 2006

Item 1. Schedule of Investments:

Putnam Minnesota Tax Exempt Income Fund

The fund's portfolio
2/28/06 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (100.6%)(a)

	Rating (RAT)	Principal amount	Value

Minnesota (100.1%)
Bemidji, Hosp. Fac. Rev. Bonds (First Mtge.-North Country Hlth.)
5 5/8s, 9/1/21	A	$250,000	$257,145
5 5/8s, 9/1/15	A	1,760,000	1,811,797
Big Lake, G.O. Bonds (Indpt. School Dist. No. 728), Ser. C, FSA, 5s, 2/1/21	Aaa	1,560,000	1,633,835
Brainerd, G.O. Bonds (Indpt. School Dist. No. 181), Ser. A, FGIC
5s, 2/1/20	Aaa	1,000,000	1,059,500
5s, 2/1/13	Aaa	1,000,000	1,076,520
Breckenridge, Rev. Bonds (Catholic Hlth. Initiatives), Ser. A, 5s, 5/1/30	Aa2	1,000,000	1,045,590
Cohasset, Poll. Control Rev. Bonds (Allete, Inc.), 4.95s, 7/1/22	A	1,000,000	1,017,690
Dakota Cnty., Cmnty. Dev. Agcy. Governmental Hsg. Dev. G.O. Bonds (Sr. Hsg. Fac.), 5s, 1/1/21	Aaa	1,000,000	1,052,530
Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds (BSM Properties, Inc.), Ser. A, 5 7/8s, 12/1/28	BB/P	185,000	185,211
East Grand Forks, Poll. Rev. Bonds (American Crystal Sugar), Ser. A, 6s, 4/1/18	BBB+	750,000	791,828
Elk River, G.O. Bonds (Indpt. School Dist. No. 728), Ser. A, MBIA, 5s, 2/1/19	Aaa	1,000,000	1,050,520
Hennepin Cnty., G.O. Bonds, Ser. A, 5 1/8s, 12/1/19	Aaa	1,440,000	1,506,802
Intl. Falls, Poll. Control Rev. Bonds (Boise Cascade Corp.), 5.65s, 12/1/22	B+	350,000	356,577
Itasca Cnty., G.O. Bonds (Indpt. School Dist. No. 318), FSA, 5s, 2/1/15	Aaa	2,610,000	2,781,451
Lake Superior, G.O. Bonds (Indpt. School Dist. No. 381), Ser. A, FSA, 5s, 4/1/14	Aaa	1,430,000	1,540,167
Lakeville, G.O. Bonds (Indpt. School Dist. No. 194)
Ser. A, FGIC, 5 1/2s, 2/1/24	Aaa	2,000,000	2,207,440
Ser. C, FSA, 5s, 2/1/15	Aaa	1,440,000	1,541,693
Martin Cnty., Hosp. Rev. Bonds (Fairmont Cmnty. Hosp. Assn.), 6 5/8s, 9/1/22	BBB-/P	1,250,000	1,329,625
Medford, G.O. Bonds (Indpt. School Dist. No. 763), Ser. A, FSA, 5 1/2s, 2/1/31	Aaa	1,550,000	1,651,262
Minneapolis & St. Paul, Arpt. Rev. Bonds, Ser. C, FGIC, 5 1/2s, 1/1/16	Aaa	1,800,000	1,947,744
Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds, Ser. A, MBIA
5s, 1/1/28	Aaa	1,160,000	1,212,420
5s, 1/1/21	Aaa	1,500,000	1,578,690
Minneapolis, COP (Special School Dist. No. 001), Ser. B, FSA, 5s, 2/1/12	Aaa	1,095,000	1,172,931
Minneapolis, G.O. Bonds
(Sports Arena), 5.2s, 10/1/24 (SEG)	AAA	2,000,000	2,068,320
Ser. B, 5 1/8s, 12/1/24	AAA	1,500,000	1,570,800
Ser. E, 5s, 3/1/26	AAA	1,675,000	1,723,726
(Pub. Impt.), 5s, 12/1/18	AAA	1,200,000	1,270,464
Minneapolis, Cmnty. Dev. Agcy. Supported Dev. Rev. Bonds, Ser. G-3, 5.45s, 12/1/31	A+	1,705,000	1,864,503
Minneapolis, Hlth. Care Syst. Rev. Bonds (Fairview Hlth. Svcs.), Ser. B, MBIA, 5s, 5/15/10	Aaa	1,000,000	1,055,260
Minneapolis, Hlth. Care Syst. VRDN (Fairview Hlth. Svcs.), Ser. C, MBIA, 3.17s, 11/15/26	VMIG1	3,000,000	3,000,000
Minneapolis, Multi-Fam. Rev. Bonds (East Bank), GNMA Coll., 5 3/4s, 10/20/42	Aaa	700,000	736,820
Minnetonka, G.O. Bonds (Indpt. School Dist. No. 276), Ser. B, 5 3/4s, 2/1/22	Aa1	2,715,000	2,824,333
MN Agricultural & Econ. Dev. Board Rev. Bonds
(Evangelical Lutheran), 6 5/8s, 8/1/25	A3	1,500,000	1,652,730
(Hlth. Care Syst.), Ser. A, MBIA, 5 1/2s, 11/15/17	Aaa	610,000	640,500
(Hlth. Care - Benedictine Hlth.), Ser. A, MBIA, 5 1/4s, 2/15/14	Aaa	1,400,000	1,492,218
(Hlth. Care - Benedictine Hlth.), Ser. A, MBIA, 5s, 2/15/23	Aaa	500,000	520,190
MN Pub. Fac. Auth. Trans. Rev. Bonds (Closed Lane Pool), 5s, 3/1/10	Aa2	1,035,000	1,093,591
MN Pub. Fac. Auth. Wtr. Poll. Control Rev. Bonds
Ser. A, U.S. Govt. Coll., 5 1/4s, 3/1/17	Aaa	1,000,000	1,051,080
Ser. B, 5s, 3/1/19	Aaa	1,600,000	1,774,624
Ser. A, U.S. Govt. Coll., 5s, 3/1/17	Aaa	1,500,000	1,610,640
MN State G.O. Bonds
(Duluth Arpt.), Ser. 95A, 6 1/4s, 8/1/14	AAA	2,800,000	2,804,424
5s, 11/1/19	AAA	1,500,000	1,578,765
4s, 8/1/11	AAA	1,000,000	1,023,440
MN State Higher Ed. Fac. Auth. Rev. Bonds
(U. of St. Thomas), Ser. 4-P, 5.4s, 4/1/23	A2	580,000	602,237
(The College of St. Catherine), Ser. 5-N1, 5 3/8s, 10/1/32	Baa1	500,000	525,525
(St. John's U.), Ser. 4-L, 5.35s, 10/1/17 (Prerefunded)	A2	1,000,000	1,029,370
(U. of St. Thomas), Ser. 5-N1, 5 1/4s, 10/1/34	A2	1,000,000	1,060,150
(St. John's U.), Ser. 5-I, 5 1/4s, 10/1/26 (Prerefunded)	A2	500,000	540,555
(College of St. Benedict), Ser. 5-W, 5 1/4s, 3/1/24	Baa2	250,000	261,908
(The College of St. Catherine), Ser. 5-N1, 5s, 10/1/18	Baa1	500,000	518,690
(St. John's U.), Ser. 6-G, 5s, 10/1/15	A2	1,525,000	1,641,525
MN State Higher Ed. Fac. Auth. VRDN (St. Olaf College), Ser. 5-M2, 3s, 10/1/20	VMIG1	3,525,000	3,525,000
MN State Hsg. Fin. Agcy. Rev. Bonds (Res. Hsg.)
Ser. H, 5s, 1/1/36	Aa1	985,000	1,017,604
Ser. B, 5s, 7/1/34	Aa1	490,000	508,453
Ser. H, 4 3/8s, 1/1/14	Aa1	380,000	379,730
Ser. H, 4.15s, 7/1/12	Aa1	855,000	853,547
Ser. A, 4.05s, 7/1/16	Aa1	225,000	222,185
Ser. H, 3 3/4s, 1/1/10	Aa1	240,000	238,975
Monticello-Big Lake Cmnty., Hosp. Dist. Gross Rev. Bonds (Hlth. Care Fac.), Ser. A, 5 3/4s, 12/1/19	BBB-/P	1,000,000	1,035,240
Morris, G.O. Bonds (Indpt. School Dist. No. 769), MBIA
5s, 2/1/18	Aaa	1,000,000	1,067,920
5s, 2/1/17	Aaa	1,150,000	1,232,432
Mounds View, G.O. Bonds (Indpt. School Dist. No. 621), Ser. A
5 3/8s, 2/1/20	Aa2	1,250,000	1,342,613

5 1/4s, 2/1/15	Aa2	1,000,000	1,068,530
Northfield, Hosp. Rev. Bonds, Ser. C, 6s, 11/1/31	BBB-	1,000,000	1,063,380
Olmsted Cnty., Hlth. Care Fac. Rev. Bonds (Olmsted Med. Ctr.), 5.55s, 7/1/19	BB+/P	800,000	819,816
Osseo, G.O. Bonds (Indpt. School Dist. No. 279), Ser. A, 5 1/4s, 2/1/21	Aa2	2,000,000	2,131,740
Pequot Lakes, G.O. Bonds (Indpt. School Dist. No. 186), FGIC, 5s, 2/1/12	Aaa	1,220,000	1,307,486
Ramsey Cnty., G.O. Bonds (Cap. Impt.), Ser. A, 5 3/8s, 2/1/16 (Prerefunded)	Aaa	1,160,000	1,179,824
Ramsey Cnty., Hsg. & Redev. Auth. Multi-Fam. Rev. Bonds (Hanover Townhouses), 6s, 7/1/31	Aa1	1,150,000	1,204,211
Robbinsdale, G.O. Bonds (Indpt. School Dist. No. 281)
5 5/8s, 2/1/21	Aa2	2,000,000	2,113,180
MBIA, 5s, 2/1/14	Aaa	1,500,000	1,559,190
Rochester, Elec. Util. Rev. Bonds, 5 1/4s, 12/1/30	Aa3	1,500,000	1,566,360
Roseville, G.O. Bonds (Indpt. School Dist. No. 623), Ser. A, FSA, 5s, 2/1/25	Aaa	2,000,000	2,087,400
Sartell, Env. Impt. Rev. Bonds, Ser. A, 5.2s, 6/1/27	BBB	1,000,000	1,022,310
Sauk Rapids, G.O. Bonds (Indpt. School Dist. No. 047), Ser. B, FSA, zero %, 2/1/11	Aaa	2,540,000	2,103,145
St. Cloud, Hlth. Care Rev. Bonds (St. Cloud Hosp. Oblig. Group), Ser. A, FSA, 6 1/4s, 5/1/17	Aaa	1,500,000	1,666,410
St. Michael, G.O. Bonds (Indpt. School Dist. No. 885), FSA, 5s, 2/1/16	Aaa	1,310,000	1,395,333
St. Paul, COP (Indpt. School Dist. No. 625), Ser. C, 5 1/4s, 2/1/16	AA	2,475,000	2,477,698
St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (Regions Hosp.), 5.3s, 5/15/28	BBB+	1,500,000	1,526,790
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Healtheast), Ser. B, 5.85s, 11/1/17	Baa3	750,000	778,560
Todd Morrison Cass & Wadena Cntys., Hosp. Dist. G.O. Bonds (Hlth. Care Fac. Lakewood), 5s,
12/1/34	Baa2	750,000	767,010
U. of MN Rev. Bonds, Ser. A
5 3/4s, 7/1/17	Aaa	2,160,000	2,516,486
5 1/2s, 7/1/21	Aaa	1,000,000	1,152,280
Western MN Muni. Pwr. Agcy. Rev. Bonds
Ser. B, MBIA, 5s, 1/1/15	Aaa	2,500,000	2,721,123
Ser. A, AMBAC, 5 1/2s, 1/1/16	Aaa	565,000	609,036
White Bear Lake, G.O. Bonds (Indpt. School Dist. No. 624), Ser. C, FSA, 5s, 2/1/12	Aaa	1,170,000	1,253,901
Winona, Hlth. Care Fac. Rev. Bonds, Ser. A, 6s, 7/1/34	BBB-	250,000	262,668
			115,122,922

New Jersey (0.5%)
Tobacco Settlement Fin. Corp. Rev. Bonds, 6 3/4s, 6/1/39	BBB	500,000	559,020

TOTAL INVESTMENTS

Total investments (cost $110,496,247) (b)			$115,681,942

FUTURES CONTRACTS OUTSTANDING at 2/28/06 (Unaudited)
	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

U.S. Treasury Note 10 yr (Long)	24	$2,589,750	Jun-06	$(2,884)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 2/28/06 (Unaudited)
	Notional	Termination	Unrealized
	amount	date	appreciation

Agreement with JPMorgan Chase Bank, N.A. dated September 19, 2005 to receive quarterly the notional amount multiplied by 3.693% and pay quarterly the notional amount multiplied by the U.S. Bond Market
Association Municipal Swap Index.	$2,500,000	3/21/16	$14,522

NOTES

(a) Percentages indicated are based on net assets of $114,964,193.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at February 28, 2006 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at February 28, 2006. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $110,496,247 resulting in gross unrealized appreciation and depreciation of $5,215,126 and $29,431, respectively, or net unrealized appreciation of $5,185,695.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at February 28, 2006.

At February 28, 2006, liquid assets totaling $2,589,750 have been designated as collateral for open futures contracts.

The rates shown on VRDN are the current interest rates at February 28, 2006.

The fund had the following industry group concentration greater than 10% at February 28, 2006 (as a percentage of net assets):

Health care	14.9%

The fund had the following insurance concentrations greater than 10% at February 28, 2006 (as a percentage of net assets):

FSA	16.4%
MBIA	14.9

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Minnesota Tax Exempt Income Fund

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: April 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 28, 2006